Share Capital, Reserves and Retained Earnings (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares shares
April 1, 2015 [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	177,778	[1]
Number of shares exercisable	17,777,780
Issuance date	Apr. 01, 2015
Exercise price in USD (per warrant) | $ / shares	$ 2.25
Expiration date	Mar. 30, 2020
April 1, 2015 [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	14,444	[1]
Number of shares exercisable	1,444,440
Issuance date	Apr. 01, 2015
Exercise price in USD (per warrant) | $ / shares	$ 2.81
Expiration date	Mar. 30, 2020
February 17, 2017 [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	1,050,000
Number of shares exercisable	105,000,000
Issuance date	Feb. 17, 2017
Exercise price in USD (per warrant) | $ / shares	$ 4.1
Expiration date	Aug. 16, 2022
March 7, 2017 [Member]
Warrants [Line Items]
Warrants outstanding to purchase ADSs	1,400,000
Number of shares exercisable	140,000,000
Issuance date	Mar. 07, 2017
Exercise price in USD (per warrant) | $ / shares	$ 2.3
Expiration date	Sep. 06, 2022

[1]	On January 17, 2017, the Company's Board of Directors approved the change which was effective as of February 10, 2017 in the number of shares underlying the ADSs such that 100 ordinary shares of the Company will constitute a single ADS, this in order to support the Company's compliance with the Nasdaq's ADS listing conditions. All ADS data was adjusted to reflect the current ADS to ordinary share ratio, meaning 1:100.